Earnings per unit and cash distributions	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Earnings per unit and cash distributions
Earnings per unit and cash distributions
The calculations of basic and diluted earnings per unit are presented below.

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
(In US$ millions)
Net income allocated to:
Common unitholders	$61.9	$26.1	$98.0	$51.0
Subordinated unitholders	13.6	5.1	21.5	—
Seadrill Member Interest	25.8	—	20.0	—
Net income attributable to Seadrill Partners LLC owners	$101.3	$31.2	$139.5	$51.0

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	75,278	59,627	75,278	53,156
Subordinated unitholders	16,543	16,543	16,543	16,543

Earnings per unit (basic and diluted):
Common unitholders	$0.82	$0.44	$1.30	$0.96
Subordinated unitholders	$0.82	$0.31	$1.30	$0.00

Cash distributions declared and paid in the period per unit	$0.5675	$0.5075	$1.1350	$0.9525

Subsequent event: Cash distributions declared and paid per unit relating to the period *	$0.5675	$0.5425

* On August 14, 2015, the Company paid a distribution of $0.5675 per unit relating to the three months ended June 30, 2015.

Earnings per unit is calculated as described in Note 17 to the Company's audited 2014 financial statements.